March 1, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:         Ms. Patsy Mengiste, Document Control - EDGAR

RE:           AXP Tax-Free Money Fund, Inc.
              SEC File No. 2-66868/811-3003

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement of Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP TAX-FREE MONEY FUND, INC.



/s/Leslie L. Ogg
Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/KW/lal